Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
CURRENT ASSETS
Cash	$ 87,297	$ 1,744	$ 228,437
Accounts Receivable	0	0	122,478
Stock subscription receivable	0	50,000	0
Inventory	101,302	102,532	98,807
Prepaid and other current assets	37,215	35,242	208,707
Current Portion, Notes receivable-	0	0	2,700,000
TOTAL CURRENT ASSETS	225,814	189,518	3,358,429
Property and equipment, net	46,936	45,114	62,311
Notes receivable, net of contra reserve for utilization of corresponding Convertible Debenture agreement with La Jolla of $600,000 at June 30, 2010 -	0	0	2,464,000
TOTAL ASSETS	272,750	234,632	5,884,740
CURRENT LIABILITIES
Accounts payable	754,526	735,145	539,444
Accrued expenses	199,416	162,038	390,203
Due to related parties	181,433	177,242	169,214
Notes payable, related parties	924,846	875,724	870,817
Short term notes	65,000	65,000	65,000
Accounts Payable and Accrued Expenses-Discontinued Activities	868,376	868,376	1,112,872
Current Portion, Long term debt	11,816	11,486	10,352
TOTAL CURRENT LIABILITIES	3,005,413	2,895,011	3,157,902
Long term portion Equipment loan	13,234	16,315	27,703
OTHER OBLIGATIONS CONVERTIBLE TO EQUITY-
Convertible debt derivative liability	953,218	1,664,575	5,966,149
Convertible debentures, net of discount of $2,628,739, $300,000 and $258,598 on June 30, 2010 & 2011 and September 30, 2011, respectively	1,350,701	1,250,505	4,577,710
COMMITMENTS AND CONTINGENCIES -	0	0	0
STOCKHOLDERS' DEFICIT
Common stock, par value $.01, 2,000,000,000, 6,000,000,000 and 6,000,000,000 shares authorized, 1,163,751,952 , 1,628,502,264 and 2,710,250,740 shares issued and outstanding at June 30, 2010 & 2011 and September 30, 2011, respectively	27,102,507	16,285,022	11,637,519
Additional paid in capital	169,004,373	172,775,132	174,683,294
Deferred Compensation	(325,546)	0	0
Deficit accumulated during development stage	(200,823,177)	(194,643,955)	(194,157,564)
Less-Treasury stock, 13,750 shares at cost	(7,973)	(7,973)	(7,973)
TOTAL STOCKHOLDERS' DEFICIT	(5,049,816)	(5,591,774)	(7,844,724)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 272,750	$ 234,632	$ 5,884,740